UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00058)

Exact name of registrant as specified in charter:	The George Putnam Fund of Boston

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2013

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments:

George Putnam Balanced Fund

The fund's portfolio
4/30/13 (Unaudited)

COMMON STOCKS (58.7%)(a)
	Shares	Value

Banking (7.7%)

Bank of America Corp.	773,400	$9,520,554

Bank of New York Mellon Corp. (The)	182,800	5,158,616

BB&T Corp.	121,000	3,723,170

Capital One Financial Corp.	115,500	6,673,590

Citigroup, Inc.	309,050	14,420,273

Comerica, Inc.	114,100	4,136,125

JPMorgan Chase & Co.	462,300	22,657,322

PNC Financial Services Group, Inc.	65,800	4,466,504

State Street Corp.	138,100	8,074,707

U.S. Bancorp	245,900	8,183,552

Wells Fargo & Co.	229,600	8,720,208

		95,734,621
Basic materials (1.4%)

Alcoa, Inc.	136,400	1,159,400

Dow Chemical Co. (The)	61,048	2,070,138

E.I. du Pont de Nemours & Co.	73,000	3,979,230

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	65,700	1,999,251

HB Fuller Co.	41,400	1,569,060

Nucor Corp.	46,400	2,023,967

PPG Industries, Inc.	15,400	2,265,956

Rio Tinto PLC ADR (United Kingdom)	15,500	713,930

Weyerhaeuser Co.(R)	35,072	1,070,047

		16,850,979
Capital goods (2.5%)

Cummins, Inc.	20,000	2,127,800

Eaton Corp PLC	68,400	4,200,443

Emerson Electric Co.	29,500	1,637,545

Illinois Tool Works, Inc.	60,500	3,905,880

Ingersoll-Rand PLC	29,000	1,560,200

Lockheed Martin Corp.	19,300	1,912,437

McDermott International, Inc.(NON)	188,100	2,008,908

Northrop Grumman Corp.	42,300	3,203,802

Parker Hannifin Corp.	34,500	3,055,665

Raytheon Co.	60,800	3,731,904

Staples, Inc.	45,800	606,392

United Technologies Corp.	33,100	3,021,699

		30,972,675
Communication services (3.0%)

AT&T, Inc.	224,782	8,420,333

Comcast Corp. Class A	196,500	8,115,450

Juniper Networks, Inc.(NON)	38,400	635,520

Time Warner Cable, Inc.	31,800	2,985,702

Verizon Communications, Inc.	180,500	9,730,755

Vodafone Group PLC ADR (United Kingdom)	249,000	7,616,910

		37,504,670
Conglomerates (1.3%)

3M Co.	19,800	2,073,258

General Electric Co.	390,800	8,710,932

Tyco International, Ltd.	179,400	5,762,328

		16,546,518
Consumer cyclicals (5.8%)

ADT Corp. (The)(NON)	54,050	2,358,742

Bed Bath & Beyond, Inc.(NON)	82,700	5,689,760

Ford Motor Co.	355,700	4,876,647

Hasbro, Inc.	35,600	1,686,372

Home Depot, Inc. (The)	32,300	2,369,205

Johnson Controls, Inc.	161,100	5,640,111

Kimberly-Clark Corp.	25,900	2,672,621

Macy's, Inc.	113,800	5,075,480

Marriott International, Inc. Class A	51,220	2,205,533

News Corp. Class A	129,200	4,001,324

Owens Corning, Inc.(NON)	53,000	2,229,180

Stanley Black & Decker, Inc.	15,500	1,159,555

Target Corp.	109,600	7,733,376

Time Warner, Inc.	201,000	12,015,780

TJX Cos., Inc. (The)	40,300	1,965,431

Viacom, Inc. Class B	61,500	3,935,384

Wal-Mart Stores, Inc.	15,900	1,235,748

Walt Disney Co. (The)	90,500	5,687,020

		72,537,269
Consumer finance (0.3%)

American Express Co.	50,300	3,441,023

		3,441,023
Consumer staples (4.8%)

Altria Group, Inc.	75,400	2,752,854

Avon Products, Inc.	40,500	937,980

Coca-Cola Co. (The)	47,200	1,997,976

Coca-Cola Enterprises, Inc.	100,800	3,692,304

Colgate-Palmolive Co.	15,200	1,815,032

CVS Caremark Corp.	132,800	7,726,304

General Mills, Inc.	70,700	3,564,694

Kellogg Co.	44,100	2,868,264

Lorillard, Inc.	34,500	1,479,705

McDonald's Corp.	44,600	4,555,444

Newell Rubbermaid, Inc.	33,700	887,658

PepsiCo, Inc.	23,900	1,971,033

Philip Morris International, Inc.	168,900	16,145,150

Procter & Gamble Co. (The)	78,700	6,041,799

Walgreen Co.	52,900	2,619,079

		59,055,276
Energy (7.2%)

Anadarko Petroleum Corp.	44,300	3,754,868

Chevron Corp.	65,500	7,991,655

ConocoPhillips	55,400	3,348,930

Exxon Mobil Corp.	298,000	26,519,019

Halliburton Co.	139,000	5,945,030

Marathon Oil Corp.	191,500	6,256,305

Noble Corp.	54,500	2,043,750

Occidental Petroleum Corp.	55,900	4,989,634

Phillips 66	18,300	1,115,385

Royal Dutch Shell PLC ADR (United Kingdom)	210,791	14,327,463

Schlumberger, Ltd.	37,795	2,813,082

Southwestern Energy Co.(NON)	82,200	3,075,924

Suncor Energy, Inc. (Canada)	132,800	4,136,720

Total SA ADR (France)	59,100	2,969,184

Valero Energy Corp.	17,700	713,664

		90,000,613
Financial (0.2%)

CME Group, Inc.	35,300	2,148,358

		2,148,358
Health care (10.3%)

Baxter International, Inc.	95,100	6,644,637

Bristol-Myers Squibb Co.	72,500	2,879,700

CareFusion Corp.(NON)	87,500	2,926,000

CIGNA Corp.	107,300	7,100,041

Covidien PLC	93,812	5,988,958

Eli Lilly & Co.	58,000	3,212,040

GlaxoSmithKline PLC ADR (United Kingdom)	89,300	4,611,452

Johnson & Johnson	266,000	22,671,179

Medtronic, Inc.	76,700	3,580,356

Merck & Co., Inc.	233,000	10,951,000

Novartis AG ADR (Switzerland)	64,000	4,720,640

Pfizer, Inc.	570,458	16,583,213

Quest Diagnostics, Inc.	33,000	1,858,890

Sanofi ADR (France)	33,700	1,797,895

St. Jude Medical, Inc.	130,700	5,387,454

Stryker Corp.	61,600	4,039,728

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	89,000	3,407,810

Thermo Fisher Scientific, Inc.	90,100	7,269,268

UnitedHealth Group, Inc.	128,800	7,718,984

Zimmer Holdings, Inc.	62,100	4,747,545

		128,096,790
Insurance (4.1%)

Aflac, Inc.	71,000	3,865,240

Allstate Corp. (The)	57,800	2,847,228

American International Group, Inc.(NON)	97,700	4,046,734

Chubb Corp. (The)	58,000	5,108,060

Marsh & McLennan Cos., Inc.	151,300	5,750,913

MetLife, Inc.	165,800	6,464,542

Progressive Corp. (The)	57,700	1,459,233

Prudential Financial, Inc.	196,000	11,842,319

Sun Life Financial, Inc. (Canada)	63,900	1,801,341

Travelers Cos., Inc. (The)	97,400	8,318,934

		51,504,544
Investment banking/Brokerage (1.2%)

Blackstone Group LP (The)	38,700	795,285

Charles Schwab Corp. (The)	192,300	3,261,408

Goldman Sachs Group, Inc. (The)	58,810	8,590,377

Morgan Stanley	74,940	1,659,921

		14,306,991
Real estate (0.3%)

Equity Residential Trust(R)	21,448	1,245,271

Prologis, Inc.(R)	32,781	1,375,163

Simon Property Group, Inc.(R)	8,362	1,489,021

		4,109,455
Technology (5.4%)

Apple, Inc.	8,400	3,719,100

Cisco Systems, Inc.	390,000	8,158,800

EMC Corp.(NON)	280,700	6,296,101

Hewlett-Packard Co.	70,500	1,452,300

Honeywell International, Inc.	155,300	11,420,762

IBM Corp.	20,900	4,233,086

Intel Corp.	95,400	2,284,830

KLA-Tencor Corp.	16,400	889,700

L-3 Communications Holdings, Inc.	75,400	6,126,250

Microsoft Corp.	188,900	6,252,590

NetApp, Inc.(NON)	44,100	1,538,649

Oracle Corp.	63,400	2,078,252

Qualcomm, Inc.	51,000	3,142,620

SanDisk Corp.(NON)	51,700	2,711,148

Texas Instruments, Inc.	100,100	3,624,621

Xilinx, Inc.	49,000	1,857,590

Yahoo!, Inc.(NON)	52,900	1,308,217

		67,094,616
Transportation (0.3%)

FedEx Corp.	14,000	1,316,140

United Parcel Service, Inc. Class B	24,500	2,103,080

		3,419,220
Utilities and power (2.9%)

Ameren Corp.	82,700	2,997,875

American Electric Power Co., Inc.	89,200	4,587,556

Calpine Corp.(NON)	96,300	2,092,599

Dominion Resources, Inc.	32,400	1,998,432

Duke Energy Corp.	38,133	2,867,602

Edison International	91,500	4,922,700

Entergy Corp.	43,300	3,084,259

FirstEnergy Corp.	116,100	5,410,260

NextEra Energy, Inc.	32,700	2,682,381

PG&E Corp.	111,350	5,393,794

		36,037,458

Total common stocks (cost $584,906,863)		$729,361,076

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (10.7%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.6%)

Government National Mortgage Association Pass-Through Certificates
3s, TBA, June 1, 2043	$1,000,000	$1,059,375
3s, TBA, May 1, 2043	17,000,000	18,058,515

		19,117,890
U.S. Government Agency Mortgage Obligations (9.1%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6s, March 1, 2035	5,856	6,542
4s, July 1, 2042	8,826,781	9,471,205
3s, TBA, May 1, 2043	3,000,000	3,125,391

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, with due dates from July 1, 2033 to November 1, 2038	4,398,949	4,805,308
5s, with due dates from August 1, 2033 to January 1, 2039	1,904,877	2,070,831
4 1/2s, with due dates from September 1, 2040 to July 1, 2042(FWC)	19,809,590	21,394,037
4 1/2s, TBA, May 1, 2043	10,000,000	10,782,031
3s, TBA, June 1, 2043	18,000,000	18,778,360
3s, TBA, May 1, 2043	41,000,000	42,886,640

		113,320,345

Total U.S. government and agency mortgage obligations (cost $131,166,512)		$132,438,235

U.S. TREASURY OBLIGATIONS (8.2%)(a)
	Principal amount	Value

U.S. Treasury Notes
3s, September 30, 2016	$13,690,000	$14,901,351
2 3/8s, August 31, 2014	4,750,000	4,888,975
1 1/4s, April 15, 2014	21,300,000	21,525,480
0 1/4s, August 31, 2014	60,300,000	60,362,893

Total U.S. treasury Obligations (cost $101,540,433)		$101,678,699

CORPORATE BONDS AND NOTES (14.1%)(a)
	Principal amount	Value

Basic materials (1.0%)

Agrium, Inc. sr. unsec. notes 3.15s, 2022 (Canada)	$245,000	$246,285

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019	275,000	354,416

ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)	400,000	508,234

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020	290,000	362,582

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2018	380,000	457,444

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023	215,000	220,337

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042	470,000	510,888

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022	335,000	355,570

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018	200,000	242,174

Eastman Chemical Co. sr. unsec. unsub. notes 2.4s, 2017	110,000	113,999

FMC Corp. sr. unsec. unsub. notes 5.2s, 2019	350,000	406,180

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029	850,000	1,199,220

International Paper Co. sr. unsec. notes 9 3/8s, 2019	461,000	638,325

International Paper Co. sr. unsec. notes 8.7s, 2038	10,000	15,062

International Paper Co. sr. unsec. notes 7.95s, 2018	221,000	284,918

LyondellBasell Industries NV sr. unsec. notes 6s, 2021	820,000	994,911

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)	357,000	365,664

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021	200,000	214,408

Packaging Corp. of America sr. unsec. unsub. notes 3.9s, 2022	285,000	298,612

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019	350,000	433,543

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 5.2s, 2040 (Australia)	570,000	659,158

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.9s, 2022	210,000	233,414

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019	168,000	183,870

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029	385,000	543,148

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018	195,000	235,277

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096	180,000	224,995

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031	1,015,000	1,274,380

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)	735,000	835,528

		12,412,542
Capital goods (0.3%)

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)	767,000	1,030,394

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038	975,000	1,329,073

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019	240,000	284,798

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018	1,075,000	1,104,950

United Technologies Corp. sr. unsec. notes 5.7s, 2040	100,000	129,816

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042	225,000	248,684

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022	135,000	143,630

		4,271,345
Communication services (1.4%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)	200,000	249,966

America Movil SAB de CV company guaranty unsec. unsub. notes 2 3/8s, 2016 (Mexico)	280,000	290,859

American Tower Corp. sr. unsec. unsub. notes 3 1/2s, 2023	750,000	758,303

American Tower REIT, Inc. sr. unsec. unsub. notes 4 5/8s, 2015(R)	555,000	590,683

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	163,000	192,681

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	1,194,000	1,499,491

AT&T, Inc. 144A sr. unsec. unsub. notes 4.35s, 2045	1,490,000	1,454,145

CC Holdings GS V, LLC 144A company guaranty sr. notes 3.849s, 2023	240,000	247,493

CenturyLink, Inc. sr. unsec. debs. notes Ser. G, 6 7/8s, 2028	715,000	736,109

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035	225,000	300,632

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040	165,000	200,112

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020	710,000	819,434

France Telecom sr. unsec. unsub. notes 5 3/8s, 2019 (France)	255,000	299,478

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)	283,000	309,565

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)	70,000	93,770

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040	380,000	510,302

Qwest Corp. sr. unsec. notes 6 3/4s, 2021	353,000	415,169

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)	95,000	143,909

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)	215,000	226,970

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017	1,125,000	1,272,316

SES 144A company guaranty sr. unsec. notes 5.3s, 2043 (France)	275,000	297,538

TCI Communications, Inc. company guaranty sr. unsec. unsub. debs. 7 7/8s, 2026	610,000	869,418

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.175s, 2014 (Italy)	300,000	315,059

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 6.221s, 2017 (Spain)	845,000	964,047

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038	640,000	827,163

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039	355,000	439,475

Verizon Communications, Inc. sr. unsec. unsub. notes 8 3/4s, 2018	71,000	95,808

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022	770,000	1,039,243

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030	980,000	1,339,937

		16,799,075
Consumer cyclicals (1.0%)

ADT Corp. (The) sr. unsec. unsub. notes 4 7/8s, 2042	279,000	274,412

ADT Corp. (The) sr. unsec. unsub. notes 3 1/2s, 2022	391,000	392,976

CBS Corp. company guaranty sr. unsec. debs. notes 7 7/8s, 2030	730,000	1,008,945

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020	430,000	475,150

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040	124,000	144,869

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2019	820,000	982,550

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020	495,000	554,603

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046	200,000	265,424

Ford Motor Credit Co., LLC sr. unsec. notes 4.207s, 2016	1,245,000	1,329,674

Grupo Televisa, S.A.B sr. unsec. bonds 6 5/8s, 2040 (Mexico)	300,000	387,191

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)	290,000	340,902

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023	340,000	502,945

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)	320,000	373,400

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)	150,000	167,250

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024	123,000	156,341

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042	70,000	75,562

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022	110,000	118,497

Marriott International, Inc. sr. unsec. unsub notes 3s, 2019	310,000	327,623

News America Holdings, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024	1,045,000	1,353,388

NVR, Inc. sr. unsec. unsub. notes 3.95s, 2022	435,000	456,352

Owens Corning company guaranty sr. unsec. notes 9s, 2019	55,000	70,263

Time Warner Entertainment Co., LP company guaranty sr. unsec. bonds 8 3/8s, 2033	155,000	222,236

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	170,000	236,298

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032	520,000	740,053

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021	120,000	138,155

TJX Cos., Inc. sr. unsec. notes 2 1/2s, 2023	305,000	304,322

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022	630,000	674,989

		12,074,370
Consumer staples (1.1%)

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018	127,000	178,039

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019	201,000	280,440

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022	1,055,000	1,048,580

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039	165,000	272,517

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)	495,000	553,815

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021	855,000	1,198,927

Corrections Corp. of America company guaranty sr. notes 7 3/4s, 2017(R)	279,000	290,858

Costco Wholesale Corp. sr. unsec. unsub. notes 1.7s, 2019	315,000	317,510

CVS Pass-Through Trust 144A company guaranty sr. notes 7.507s, 2032	714,814	947,882

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037	810,000	975,157

Delhaize Group company guaranty sr. unsec. notes 5.7s, 2040 (Belgium)	665,000	698,038

Delhaize Group company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)	260,000	282,751

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022	820,000	1,171,226

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	309,000	414,517

Kraft Foods Group, Inc. sr. unsec. unsub. notes 5s, 2042	1,185,000	1,342,861

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.4s, 2017	500,000	597,172

McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	535,000	752,838

McDonald's Corp. sr. unsec. notes 5.7s, 2039	600,000	794,231

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042	180,000	199,109

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042	200,000	230,296

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016	460,000	525,893

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)	690,000	750,318

		13,822,975
Energy (1.2%)

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031	985,000	1,354,015

BG Energy Capital PLC 144A company guaranty sr. unsec. notes 4s, 2021 (United Kingdom)	250,000	280,122

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4.742s, 2021 (United Kingdom)	655,000	769,079

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)	175,000	202,837

Cenovus Energy, Inc. sr. unsec. unsub. notes 4.45s, 2042 (Canada)	240,000	243,237

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	375,000	418,576

Ente Nazionale Idrocarburi (ENI) SpA 144A sr. unsec. notes 4.15s, 2020 (Italy)	825,000	869,363

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	205,000	250,901

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031	325,000	420,688

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031	340,000	457,437

Lukoil International Finance B.V. 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)	315,000	318,949

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041	175,000	226,344

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040	220,000	306,255

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041	390,000	444,604

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 3/4s, 2041 (Brazil)	300,000	355,806

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)	825,000	911,020

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)	355,000	372,824

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018	910,000	1,007,143

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040	760,000	1,136,307

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company guaranty sr. notes 5 1/2s, 2014 (Qatar)	675,000	715,500

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018	1,080,000	1,307,037

Spectra Energy Capital, LLC sr. notes 8s, 2019	820,000	1,084,882

Spectra Energy Partners LP sr. unsec. notes 4.6s, 2021	245,000	266,324

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)	480,000	583,353

Weatherford Bermuda company guaranty sr. unsec. notes 9 5/8s, 2019	93,000	122,971

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037	245,000	286,075

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.35s, 2017	280,000	322,173

		15,033,822
Financials (5.3%)

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)	1,515,000	1,664,515

Aflac, Inc. sr. unsec. notes 6.9s, 2039	500,000	680,057

Aflac, Inc. sr. unsec. notes 6.45s, 2040	345,000	453,229

American Express Co. sr. unsec. notes 7s, 2018	545,000	683,484

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068	781,000	1,056,303

Aon PLC 144A company guaranty sr. unsec. bonds 4 1/4s, 2042	1,150,000	1,155,391

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034	525,000	598,410

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)	550,000	554,125

AXA SA 144A jr. unsec. sub. FRN notes 6.379s, 2049 (France)	135,000	135,338

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)	400,000	402,729

Bank of America Corp. sr. unsec. unsub. notes 6 1/2s, 2016	1,405,000	1,620,541

Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017	315,000	354,262

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)	804,000	1,099,952

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)	1,415,000	1,601,957

Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	500,000	598,981

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018	331,000	412,191

BNP Paribas SA 144A jr. unsec. sub. FRN notes 7.195s, 2049 (France)	100,000	106,625

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)	850,000	835,125

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)	1,040,000	1,193,508

Capital One Bank USA NA unsec. sub. notes 3 3/8s, 2023	462,000	470,095

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	14,000	16,850

Citigroup, Inc. sr. unsec. sub. FRN notes 0.551s, 2016	123,000	119,319

Citigroup, Inc. sub. notes 5s, 2014	914,000	958,232

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021	210,000	251,131

CNA Financial Corp. unsec. notes 6 1/2s, 2016	435,000	500,515

Commonwealth Bank of Australia 144A sr. unsec. notes 3 3/4s, 2014 (Australia)	1,220,000	1,275,231

Credit Suisse of New York sr. unsec. notes 5.3s, 2019	475,000	562,781

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)	605,000	784,963

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)	361,000	429,618

Duke Realty LP sr. unsec. notes 6 1/4s, 2013(R)	19,000	19,037

Erac USA Finance, Co. 144A sr. notes 4 1/2s, 2021	785,000	875,364

GATX Financial Corp. notes 5.8s, 2016	560,000	626,016

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067	355,000	377,631

General Electric Capital Corp. sr. unsec. FRN notes Ser. MTN, 0.492s, 2016	455,000	450,869

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032	40,000	52,316

General Electric Capital Corp. sr. unsec. notes 6.15s, 2037	1,200,000	1,490,012

General Electric Capital Corp. sr. unsec. unsub. notes 3.15s, 2022	220,000	223,655

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021	725,000	909,268

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	805,000	1,012,895

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	282,000	322,307

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040	1,495,000	1,987,142

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)	360,000	401,754

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)	890,000	879,133

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023(R)	410,000	426,944

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)	1,005,000	1,133,145

HSBC Bank USA, N.A. unsec. sub. notes 7s, 2039	342,000	466,111

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035	2,000,000	2,030,000

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026	450,000	459,000

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)	785,000	844,205

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019	275,000	308,000

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity	780,000	908,433

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	1,000,000	1,183,006

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub. FRN notes 1.29s, 2047	2,443,000	1,920,320

Kerry Group Financial Services 144A company guaranty sr. unsec. notes 3.2s, 2023 (Ireland)	437,000	437,178

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097	340,000	387,392

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)	1,080,000	1,234,035

Macquarie Bank Ltd. 144A unsec. sub. notes 6 5/8s, 2021 (Australia)	1,020,000	1,164,473

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039	815,000	1,322,992

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037	1,300,000	1,631,500

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036	590,000	658,738

Metropolitan Life Global Funding I 144A notes 3.65s, 2018	100,000	110,272

Nationwide Financial Services, Inc. notes 5 5/8s, 2015	465,000	495,452

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	415,000	551,896

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)	1,300,000	1,432,587

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	370,000	388,511

Pacific LifeCorp 144A sr. notes 6s, 2020	365,000	424,927

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022	213,000	239,753

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037	2,020,000	2,247,250

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043	359,000	377,848

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044	253,000	256,795

Prudential Holdings, LLC sr. FRN notes Ser. AGM, 1.155s, 2017	210,000	207,739

Rabobank Nederland 144A jr. unsec. sub. FRN notes 11s, perpetual maturity (Netherlands)	465,000	624,263

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)	270,000	276,681

Royal Bank of Scotland PLC (The) sr. sub. FRN notes 9 1/2s, 2022 (United Kingdom)	560,000	663,488

Royal Bank of Scotland PLC (The) sr. unsec. unsub. notes 6.4s, 2019 (United Kingdom)	355,000	427,595

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)	900,000	944,924

Standard Chartered PLC 144A jr. sub. FRB bonds 7.014s, 2049 (United Kingdom)	600,000	656,700

Standard Chartered PLC 144A unsec. sub. notes 3.95s, 2023 (United Kingdom)	300,000	306,495

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.28s, 2037	1,790,000	1,505,112

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)	265,000	326,469

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes 5.6s, 2019	480,000	576,237

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039	263,000	363,867

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015(R)	555,000	584,298

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	1,060,000	1,269,938

WEA Finance, LLC/ WT Finance Aust. Pty. Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2019	570,000	708,056

Wells Fargo Bank NA unsec. sub. FRN notes 0 1/2s, 2016	710,000	701,550

Westpac Capital Trust III 144A unsec. sub. FRN notes 5.819s, perpetual maturity	1,010,000	1,020,100

Willis Group Holdings, Ltd. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021	710,000	809,301

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037	214,000	229,515

		65,445,948
Government (0.5%)

International Bank for Reconstruction & Development unsec. unsub. bonds 7 5/8s, 2023	4,000,000	6,029,120

		6,029,120
Health care (0.2%)

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	95,000	129,379

CIGNA Corp. sr. unsec. unsub. notes 5 3/8s, 2042	205,000	241,525

Coventry Health Care, Inc. sr. unsec. notes 5.45s, 2021	450,000	536,566

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037	335,000	415,521

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020	121,000	133,249

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041	300,000	322,548

Watson Pharmaceuticals, Inc. sr. unsec. notes 4 5/8s, 2042	195,000	192,310

Watson Pharmaceuticals, Inc. sr. unsec. notes 3 1/4s, 2022	155,000	154,311

Watson Pharmaceuticals, Inc. sr. unsec. notes 1 7/8s, 2017	40,000	39,903

WellPoint, Inc. notes 7s, 2019	155,000	194,780

Zoetis Inc. 144A sr. unsec. notes 3 1/4s, 2023	114,000	117,410

Zoetis Inc. 144A sr. unsec. notes 1 7/8s, 2018	114,000	115,569

		2,593,071
Technology (0.1%)

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043	550,000	546,799

Softbank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)	245,000	253,107

Xerox Corp. sr. unsec. notes 6.35s, 2018	400,000	472,863

		1,272,769
Transportation (0.3%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041	605,000	715,985

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040	145,000	178,338

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018	140,271	152,895

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017	264,229	286,028

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042	205,000	221,583

Kansas City Southern de Mexico SA de CV 144A sr. unsec. notes 2.35s, 2020 (Mexico)	45,000	45,063

Kansas City Southern Railway 144A sr. unsec. notes 4.3s, 2043	85,000	85,196

Norfolk Southern Corp. sr. unsec. notes 6s, 2111	390,000	501,752

Ryder System, Inc. sr. unsec. unsub. notes 2 1/2s, 2018	185,000	190,331

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022	678,087	801,837

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014	590,000	620,593

		3,799,601
Utilities and power (1.7%)

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	510,000	615,008

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042	120,000	132,372

Beaver Valley Funding Corp. sr. bonds 9s, 2017	314,000	318,030

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016	975,000	1,104,904

Bruce Mansfield Unit pass-through certificates 6.85s, 2034	1,247,822	1,387,329

Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s, 2033	500,000	644,620

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042	220,000	235,257

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017	10,000	12,018

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041	450,000	479,263

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)	685,000	731,580

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032	490,000	715,297

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020	235,000	289,050

Electricite de France SA 144A sr. unsec. notes 6.95s, 2039 (France)	655,000	863,863

Electricite de France SA 144A sr. unsec. unsub. notes 5.6s, 2040 (France)	640,000	739,786

Electricite de France SA 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)	252,000	252,315

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Netherlands)	360,000	391,637

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042	690,000	829,823

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022	240,000	274,476

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042	370,000	394,991

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)	185,000	202,187

ITC Holdings Corp. 144A notes 5 7/8s, 2016	270,000	304,700

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	365,000	426,533

Kansas Gas and Electric Co. bonds 5.647s, 2021	256,901	288,592

Korea Gas Corp. 144A sr. unsec. unsub. notes 6 1/4s, 2042 (South Korea)	385,000	500,301

Narragansett Electric Co. (The) 144A sr. unsec. notes 4.17s, 2042	395,000	402,981

Nevada Power Co. mtge. notes 7 1/8s, 2019	295,000	380,129

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	350,000	473,680

Pacific Gas & Electric Co. sr. unsub. notes 5.8s, 2037	140,000	177,168

Potomac Edison Co. 144A sr. bonds 5.8s, 2016	331,000	374,998

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022	145,000	155,610

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)	1,285,000	1,485,182

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067	656,000	705,200

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017	110,000	132,418

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019	889,000	1,212,969

Trans-Canada Pipelines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)	975,000	1,040,910

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042	210,000	223,718

Wisconsin Energy Corp. jr. unsec. sub. FRN notes 6 1/4s, 2067	1,945,000	2,120,050

		21,018,945

Total corporate bonds and notes (cost $152,631,076)		$174,573,583

CONVERTIBLE PREFERRED STOCKS (0.9%)(a)
	Shares	Value

General Motors Co. Ser. B, $2.375 cv. pfd.	47,616	$2,214,144

PPL Corp. $4.75 cv. pfd.	47,308	2,767,518

PPL Corp. $4.375 cv. pfd.	35,521	2,044,944

United Technologies Corp. $3.75 cv. pfd.	70,525	4,170,849

Total convertible preferred stocks (cost $10,466,895)		$11,197,455

INVESTMENT COMPANIES (0.7%)(a)
	Shares	Value

Financial Select Sector SPDR Fund	134,100	$2,507,670

Utilities Select Sector SPDR Fund	55,400	2,295,222

Vanguard MSCI Emerging Markets ETF	96,700	4,231,592

Total investment Companies (cost $7,605,924)		$9,034,484

MORTGAGE-BACKED SECURITIES (0.6%)(a)
	Principal amount	Value

Banc of America Commercial Mortgage Trust FRB Ser. 05-1, Class A4, 5.245s, 2042	$1,742,686	$1,826,614

Federal Home Loan Mortgage Corp.
Ser. T-56, Class A, IO, 0.524s, 2043	4,969,053	86,182
Ser. T-56, Class 3, IO, 0.415s, 2043	6,011,637	78,668
Ser. T-56, Class 1, IO, 0.215s, 2043	7,681,023	57,608
Ser. T-56, Class 2, IO, 0.129s, 2043	7,118,897	21,968

Federal National Mortgage Association Ser. 01-79, Class BI, IO, 0.312s, 2045	1,568,316	14,642

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)	194,241	19

G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.2s, 2037 (Cayman Islands)	117,313	116,139

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.949s, 2032	275,972	151,785

GS Mortgage Securities Trust 144A Ser. 98-C1, Class F, 6s, 2030	396,096	398,077

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	410,752	415,887
Ser. 99-C1, Class G, 6.41s, 2031	765,731	786,789
Ser. 98-C4, Class H, 5.6s, 2035	1,074,000	1,163,732

Morgan Stanley Capital I Trust
FRB Ser. 07-HQ12, Class A2, 5.763s, 2049	1,118,731	1,135,512
FRB Ser. 07-HQ12, Class A2FX, 5.763s, 2049	972,206	1,001,469

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028	696,790	114,970

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038	1,968,790	295,318

Total mortgage-backed securities (cost $6,897,317)		$7,665,379

MUNICIPAL BONDS AND NOTES (0.2%)(a)
	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34	$215,000	$309,639

IL State G.O. Bonds
4.421s, 1/1/15	420,000	441,181
4.071s, 1/1/14	1,250,000	1,276,638

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49	350,000	496,090

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40	275,000	328,952

Total municipal bonds and notes (cost $2,511,459)		$2,852,500

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.1%)(a)
	Principal amount	Value

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)	$350,000	$385,140

Korea Development Bank sr. unsec. unsub. notes 4s, 2016 (South Korea)	450,000	485,390

Total foreign government and agency bonds and notes (cost $797,083)		$870,530

SHORT-TERM INVESTMENTS (13.2%)(a)
	Principal amount/shares	Value

Putnam Short Term Investment Fund 0.04%(AFF)	157,123,331	$157,123,331

Straight-A Funding, LLC discounted commercial paper with an effective yield of 0.16%, June 12, 2013	$7,000,000	6,998,693

Total short-term investments (cost $164,122,024)		$164,122,024

TOTAL INVESTMENTS

Total investments (cost $1,162,645,586)(b)		$1,333,793,965

TBA SALE COMMITMENTS OUTSTANDING at 4/30/13 (proceeds receivable $36,712,813) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s, May 1, 2043	$18,000,000	5/13/13	$18,828,281
Government National Mortgage Association, 3s, May 1, 2043	17,000,000	5/21/13	18,058,515

Total			$36,886,796

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2012 through April 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,242,456,779.
(b)	The aggregate identified cost on a tax basis is $1,166,478,536, resulting in gross unrealized appreciation and depreciation of $181,939,114 and $14,623,685, respectively, or net unrealized appreciation of $167,315,429.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$145,927,690	$126,613,458	$272,541,148	$92,426	$—
	Putnam Short Term Investment Fund *	—	175,806,314	18,682,983	19,271	157,123,331
	Totals	$145,927,690	$302,419,772	$291,224,131	$111,697	$157,123,331
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(FWC)	Forward commitment, in part or in entirety.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $57,395,430 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$16,850,979	$—	$—
Capital goods	30,972,675	—	—
Communication services	37,504,670	—	—
Conglomerates	16,546,518	—	—
Consumer cyclicals	72,537,269	—	—
Consumer staples	59,055,276	—	—
Energy	90,000,613	—	—
Financials	171,244,992	—	—
Health care	128,096,790	—	—
Technology	67,094,616	—	—
Transportation	3,419,220	—	—
Utilities and power	36,037,458	—	—
Total common stocks	729,361,076	—	—
Convertible preferred stocks	4,170,849	7,026,606	—
Corporate bonds and notes	—	174,573,583	—
Foreign government and agency bonds and notes		870,530
Investment companies	9,034,484	—	—
Mortgage-backed securities	—	7,665,379	—
Municipal bonds and notes	—	2,852,500	—
U.S. government and agency mortgage obligations	—	132,438,235	—
U.S. treasury obligations	—	101,678,699	—
Short-term investments	164,122,024	—	—

Totals by level	$906,688,433	$427,105,532	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

TBA sale commitments	—	(36,886,796)	—

Totals by level	$—	$(36,886,796)	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The George Putnam Fund of Boston

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 27, 2013